OTHER RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2021
OTHER RECEIVABLE
Schedule of other receivable

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD

Other Receivable	10,368,959	31,846,684
Other receivable - current	8,872,838	23,609,338
Other receivable - non-current	1,496,121	8,237,346